Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

10       Leases

Lease Liabilities	2024 £’000	2023 £’000	2022 £’000
At 1 January	464	624	766
Interest expenses	19	28	36
Lease payments	(186)	(188)	(178)
At 31 December	297	464	624

The right of use assets is disclosed in note 9.

In April 2021 the Group signed an agreement to lease new premises in Cardiff, Wales, to house its corporate offices and laboratories. The agreement to lease allowed the Group to carry out the Cat A works and fit out prior to completion of the lease and its occupation in August 2021. The lease agreed was for a 5 year period with no break clause. The lease was recognised as a right of use asset in 2021. The recognition in 2021 of the right of use asset and corresponding lease liability were a non cash investing and financing transaction.

Low value leases expensed in year:

	2024 £’000	2023 £’000	2022 £’000
Low value leases expensed	1	2	3
Total	1	2	3

Total cash outflow for leases in 2024 was £187,000 (2023: £190,000; 2022: £181,000).